INITIAL PUBLIC OFFERING (FY) (Details) - $ / shares	Nov. 25, 2020	Nov. 23, 2020	Sep. 30, 2021	Dec. 31, 2020
Public Warrant [Member]
Initial Public Offering [Abstract]
Warrants exercise price (in dollars per share)		$ 1.53
Initial Public Offering [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)		15,000,000
Unit price (in dollars per share)		$ 10.00
Initial Public Offering [Member] | Public Warrant [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)		0.5		0.5
Warrants exercise price (in dollars per share)				$ 11.50
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)		1	1	1
Number of securities called by each warrant (in shares)			1	1
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	2,250,000
Unit price (in dollars per share)	$ 10.00